Stock-based compensation	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Stock-based compensation

10. Stock-based compensation

Effective March 2012, participants in the Toys “R” Us, Inc. 2005 Management Equity Plan (the “MEP”) are bound by the terms and conditions of Amendment No. 4 to the MEP (“Amendment No. 4”). This amendment provides for, among other things, a longer exercise period, expiring no later than the original term of the option, and the right to a cashless exercise of options held by a participant who is terminated without cause after four or more years of continuous service. Option holders under the Toys “R” Us, Inc. 2010 Incentive Plan (the “2010 Incentive Plan”) have the same rights to a longer exercise period and a cashless exercise right in the event such participant’s employment is terminated without cause after four or more years of continuous service, as further described in the form of option award agreement. We accounted for the modification of awards impacted by the terms of Amendment No. 4 in accordance with ASC Topic 718—“Compensation—Stock Compensation” (“ASC 718”). Management has concluded that the modification had a nominal impact on compensation costs.

Effective May 2012, we adopted Amendment No. 5 (“Amendment No. 5”) to the MEP. Amendment No. 5 allows any plan participant, as long as he or she remains employed by the Company or its affiliates, the right to put up to 25%, calculated as provided in Amendment No. 5, of his or her Original Investment Shares (the shares originally purchased under the MEP or for rollover options, the number of shares that would be equal to the value of their original investment) to us at any time, during permitted transaction windows, until the occurrence of an initial public offering of the Company. The purchase price per share payable by us in connection with any such put rights shall be the fair market value as of a date determined by our Board that is the anticipated closing date of the repurchase. We accounted for the modification of awards impacted by the terms of Amendment No. 5 in accordance with ASC 718. As these awards allow the plan participant the right to put a portion of their rollover options, we are required to account for them as liability-classified awards. These liability awards will be remeasured at their fair market value as of each reporting period. Management has concluded that the modification resulted in incremental compensation costs of approximately $2 million, which was recorded in the second quarter of fiscal 2012.

On May 21, 2012, we granted 631,665 options under the 2010 Incentive Plan. The options were granted at an exercise price equal to the fair value of the shares on the date of the grant and follow a graded vesting schedule of 50% on the second anniversary of the awards with the remaining portion vesting ratably over the subsequent two years, subject to the participant’s continued employment with us, and will vest automatically upon a change of control of the Company. All options expire ten years from the date of the grant. Additionally, concurrent with the grant of options, an additional 357,342 awards were granted consisting of restricted stock units and performance-based restricted stock units under the 2010 Incentive Plan, which were valued at fair market value on the date of grant of $44.00 per share. The restricted stock units follow the same graded vesting schedule as the options granted. The performance-based restricted stock units cliff vest 100% on the third anniversary of the awards if the performance criteria have been met. The performance metrics are based 50% on our consolidated Adjusted Compensation EBITDA performance results and 50% on our total return on invested capital (ROIC) results, each over a three year period.

Note 7—Stock-based compensation

2010 Incentive Plan

In fiscal 2010, we adopted the Toys “R” Us, Inc. 2010 Incentive Plan (the “2010 Incentive Plan”). The 2010 Incentive Plan provides that the total number of shares of our common stock that may be issued under the 2010 Incentive Plan is 3,750,000 and the maximum number of such shares of common stock for which incentive stock options may be granted under the 2010 Incentive Plan is 500,000. The Board of Directors of the Company has discretion over the amount of shares available for future issuances of stock awards.

On May 26, 2011, the Company granted options under the 2010 Incentive Plan. The options were granted at an exercise price equal to the fair value of the shares on the date of the grant and follow a graded vesting schedule of 50% on the second anniversary of the awards with the remaining portion vesting ratably over the subsequent two years, subject to the participant’s continued employment with the Company, and vest automatically upon a change of control of the Company. All options expire ten years from the date of the grant. Additionally, concurrent with the grant of options, additional awards were granted consisting of restricted stock and performance stock under the 2010 Incentive Plan, which were valued at a fair market value on the date of grant of $60.00 per share. The restricted stock awards follow the same graded vesting schedule as the options granted. The performance stock awards cliff vest 100% on the third anniversary of the awards if the performance criteria have been met. The performance metrics are based 50% on our consolidated Adjusted Compensation EBITDA performance results and 50% on our total return on invested capital (ROIC) results, each over a three year period.

Management Equity Plan

On July 21, 2005, we adopted the 2005 Management Equity Plan (the “Management Equity Plan”). The Management Equity Plan originally provided for the granting of service-based and performance-based stock options, rollover options (i.e., options in the Company in lieu of options held prior to the Merger), and restricted stock to officers and other key employees of the Company and its subsidiaries.

On June 8, 2009, the Management Equity Plan was modified to eliminate the performance conditions of certain stock options and to reduce the required service period from eight years to five years. The modification changed all performance-based options into options similar to our service-based options.

The fair value analysis performed at the date of modification determined that the modification reduced the fair value of the options. Therefore, total stock compensation expense, which was calculated as of the original grant date, was not affected by the modification. Due to the elimination of the performance condition, the modification did result in extended derived service periods as compared to the original options. We are recording the remaining unrecognized compensation expense prospectively over the revised requisite service periods. This change had a nominal impact on stock compensation expense for fiscal 2009.

The service-based options generally follow a graded vesting schedule of 40% on the second anniversary of the award with the remaining portion vesting ratably over the subsequent three years, subject to the participant’s continued employment with the Company, and vest automatically upon a change of control of the Company. Prior to the modification, the performance-based options were scheduled to vest in the same manner as the service-based options but only if certain performance targets were achieved based on a specified internal rate of return realized by the Sponsors and the sale multiple realized by the Sponsors. The performance-based options vested on the eighth anniversary of the date of grant regardless of performance, subject to the participant’s continued employment with the Company. All options expire on the tenth anniversary of the date of the grant.

Commencing in February 2011, participants in the Management Equity Plan had the right to elect to be bound by the terms and conditions of Amendment No. 3 to the Management Equity Plan. This amendment, among other things, reduced the retirement age criteria, accelerates vesting of all options upon death, disability or retirement, made all participants eligible for put rights upon death, disability or retirement and made the non-competition period apply in the case of resignation for any reason and applies the non-competition period for the greater of one year and any severance period for termination without cause.

The Company accounted for the modification to the Management Equity Plan in accordance with ASC Topic 718, “Compensation—Stock Compensation.” Generally, options with put rights upon death, disability or retirement are classified as equity awards until such puttable conditions become probable (i.e. upon reaching retirement eligibility). For awards that were required to be liability classified as a result of the amendment, we recorded an incremental expense of approximately $1 million in fiscal 2011. These liability awards are remeasured at their fair market value as of each reporting period. Management has concluded that the modification did not have a material impact to compensation costs.

The Management Equity Plan permits the sale of non-transferable, restricted stock to certain employees at a purchase price equal to the fair value of the common stock, and also permits grants of restricted stock without consideration. During fiscal 2011, there was no purchase of restricted stock shares by officers or certain employees of the Company. During fiscals 2010 and 2009, 9,668 shares and 74,140 shares of restricted stock were purchased by officers and certain employees of the Company at a weighted-average price of $61.00 per share and $27.12 per share, respectively, which were the estimated fair values as of the respective dates of those purchases.

All outstanding options issued under the 2010 Incentive Plan and Management Equity Plan are scheduled to expire at dates ranging from April 1, 2013 to May 26, 2021. We expect to satisfy future option exercises by issuing shares held in treasury or authorized but unissued new shares.

Valuation assumptions

The fair value of each option award modified or granted under the 2010 Incentive Plan and Management Equity Plan is estimated on the date of modification or grant using a lattice option-pricing model that uses the assumptions noted in the following table, along with the associated weighted-average fair values. We use historical data to estimate pre-vesting option forfeitures. To the extent actual results of forfeitures differ from the estimates, such amounts will be recorded as an adjustment in the period the estimates are revised. The expected volatilities are based on a combination of implied and historical volatilities of a peer group of companies, as the Company is a non-publicly traded company. The risk-free rate is based on the United States Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the options. The expected term represents the median time until exercise and is based on contractual terms of the awards, expectations of employee exercise behavior, and expectations of liquidity for the underlying shares. The expected dividend yield is based on an assumption that no dividends are expected to be approved in the near future. The following are the weighted-average assumptions used:

	Fiscal years ended
	January 28, 2012	January 29, 2011	January 30, 2010

Volatility	50.0%	50.0%	55.0%
Risk-free interest rate	3.1%	2.6%	3.5%
Expected term	5.1 years	5.1 years	5.1 years
Dividend Yield	—	—	—
Weighted-average grant-date fair value per option:
Service-based	$27.62	$28.77	$13.20

Service-based options

A summary of service-based option activity under the 2010 Incentive Plan and Management Equity Plan during fiscals 2011, 2010 and 2009 is presented below:

	Fiscal years ended
	January 28, 2012		January 29, 2011		January 30, 2010
	Shares	Weighted- average exercise price	Shares	Weighted- average exercise price	Shares	Weighted- average exercise price

Outstanding at beginning of fiscal year	3,389,768	$26.90	3,748,507	$26.29	1,496,958	$23.44
Granted	726,331	60.00	48,357	61.00	406,071	27.12
Exercised	(100,650)	25.12	(252,590)	22.79	(203,687)	26.67
Forfeited/Canceled	(119,673)	39.38	(154,506)	29.43	(159,864)	27.00
Conversion from Performance-Based	—	—	—	—	2,209,029	28.15

Outstanding at end of fiscal year	3,895,776	$32.73	3,389,768	$26.90	3,748,507	$26.29

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value (in millions)

Vested or expected to vest at January 28, 2012	3,790,720	$31.98	5.1	$74.7
Exercisable at January 28, 2012	2,843,656	$25.99	4.0	$68.3

The aggregate intrinsic value of service-based options exercised was approximately $3 million, $9 million and less than $1 million in fiscals 2011, 2010 and 2009, respectively. The total fair value of service-based options vested was approximately $29 million, $24 million and $16 million in fiscals 2011, 2010 and 2009, respectively. We received $1 million, $5 million and $5 million from the exercise of service-based options in fiscals 2011, 2010 and 2009, respectively. We paid $2 million during fiscal 2011 to cash settle share-based liability awards. We paid $12 million and $6 million in fiscals 2010 and 2009, respectively, to repurchase shares from the exercise of service-based options. We paid less than $1 million, $2 million and $1 million in fiscals 2011, 2010 and 2009, respectively, to repurchase shares previously issued to employees. The tax benefits recognized as a result of the options exercised was $1 million, $3 million and less than $1 million in fiscals 2011, 2010 and 2009, respectively.

As of January 28, 2012, there was $13 million of total unrecognized compensation cost related to option share-based compensation arrangements granted under the 2010 Incentive Plan and Management Equity Plan. This cost is expected to be recognized over a weighted-average period of 1.7 years.

Nonvested restricted shares and restricted units

A summary of nonvested restricted share and restricted unit activity under the 2010 Incentive Plan during fiscal 2011 is presented below:

	Fiscal year ended		Fiscal year ended
	January 28, 2012		January 28, 2012
	Common shares	Weighted- average grant-date fair value	Units	Weighted- average grant-date fair value

Nonvested shares / Outstanding units at beginning of fiscal year	—	$—	—	$—
Granted	111,439	60.00	32,217	60.00
Shares vested / Units converted	(447)	60.00	—	—
Forfeited	(5,278)	60.00	(1,413)	60.00

Nonvested shares / Outstanding units at end of fiscal year	105,714	$60.00	30,804	$60.00

	Units	Weighted- average remaining contractual term (years)

Vested or expected to vest at January 28, 2012	25,393	9.3
Convertible at January 28, 2012	—	—

There were no restricted shares or units awarded during fiscals 2010 and 2009.

As of January 28, 2012, there was $5 million of total unrecognized compensation cost related to restricted share-based compensation arrangements under the 2010 Incentive Plan. This cost is expected to be recognized over a weighted-average period of 1.8 years.

The fair value of restricted shares vested and the tax benefits recognized as a result of the vesting were nominal for fiscal 2011.

Performance-based shares and units

A summary of performance-based share and unit activity under the 2010 Incentive Plan during fiscal 2011 is presented below:

	Fiscal year ended		Fiscal year ended
	January 28, 2012		January 28, 2012
	Common shares	Weighted- average grant-date fair value	Units	Weighted- average grant-date fair value

Nonvested shares / Outstanding units at beginning of fiscal year	—	$—	—	$—
Granted	95,197	60.00	25,863	60.00
Shares vested / Units converted	—	—	—	—
Forfeited	(5,362)	60.00	—	—

Nonvested shares / Outstanding units at end of fiscal year	89,835	$60.00	25,863	$60.00

There were no performance-based shares or units awarded during fiscals 2010 and 2009.

The amount of stock-based compensation expense recognized in SG&A and the tax benefit recognized in Income tax (benefit) expense in fiscals 2011, 2010 and 2009 was as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

SG&A	$10	$10	$4
Total recognized tax benefit	4	4	2